Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	3,535,788
Proposed Maximum Offering Price per Unit	13.825
Maximum Aggregate Offering Price	$ 48,882,269.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,750.65
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.0001 per share (the "Common Stock") of Jade Biosciences, Inc. (the "Registrant") that become issuable under the Jade Biosciences, Inc. 2025 Stock Incentive Plan (the "2025 Plan") and the Jade Biosciences, Inc. 2025 Employee Stock Purchase Plan (the "ESPP") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2025 Plan and the ESPP. (2) Represents 3,535,788 shares of Common Stock available for future issuance (or that may become available for issuance) under the 2025 Plan. (3) Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on March 5, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	707,157
Proposed Maximum Offering Price per Unit	13.825
Maximum Aggregate Offering Price	$ 9,776,445.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,350.13
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the 2025 Plan and the ESPP to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2025 Plan and the ESPP. (2) Represents 707,157 shares of Common Stock available for future issuance (or that may become available for issuance) under the ESPP. (3) Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on March 5, 2026, which date is within five business days prior to filing this Registration Statement.